Income Taxes - Schedule of Deferred Tax Liabilities (Details) (10Q) - USD ($)	Sep. 30, 2018	Mar. 31, 2018
Income Tax Disclosure [Abstract]
Deferred Tax Liabilities, Intangible assets acquired in acquisition	$ 43,560	$ 46,200
Total deferred tax liabilities	$ 43,560	$ 46,200